GOODWILL - Narrative (Details) - Goodwill	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate applied to cash flow projections (in percentage)	11.00%	11.00%
Terminal rate applied to cash flow projections (in percentage)	8	5
Period over which management has projected cash flows (in percentage)	10 years	10 years
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate applied to cash flow projections (in percentage)	17.00%	17.00%
Terminal rate applied to cash flow projections (in percentage)	15	15
Period over which management has projected cash flows (in percentage)	17 years	18 years